Transactions with Related Parties	6 Months Ended
Jun. 30, 2020
Transactions with Related Parties [Abstract]
Transactions with Related Parties

NOTE 9: TRANSACTIONS WITH RELATED PARTIES

Vessel operating expenses (management fees): Pursuant to a management agreement dated June 7, 2017, as amended on November 23, 2017, April 23, 2018, June 1, 2018 and August 28, 2019 (the “Management Agreement”), the Manager provides commercial and technical management services to the Company’s vessels. The term of this agreement is for an initial period of five years with an automatic extension for five years periods thereafter unless a notice for termination is received by either party. In August 2019, the Company extended the duration of the Management Agreement until January 1, 2025, with an automatic renewal for an additional five years, unless earlier terminated by either party, and provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by Navios Containers in the event the Management Agreement is terminated on or before December 31, 2024. The fee for the ship management services provided by the Manager for the period through December 31, 2019 and the two-year period commencing January 1, 2020 is: (a) $6.1 and $6.2, respectively, daily rate per Container vessel of 3,000 TEU up to 4,999 TEU; (b) $7.4 and $7.8, respectively, daily rate per Container vessel of 8,000 TEU up to 9,999 TEU; (c) $7.4 and $8.3, respectively, daily rate per Container vessel of 10,000 TEU up to 11,999 TEU; and (d) commencing January 1, 2020, $0.1 per vessel daily rate for technical and commercial management services. Commencing January 1, 2022, the fees described in subsections (a) through (c) are subject to an annual increase of 3%, unless otherwise agreed. This fixed daily fee covers all of the vessels operating expenses, other than certain extraordinary fees and costs, as defined in Management Agreement. For the six month periods ended June 30, 2020 and 2019 certain extraordinary fees and costs related to regulatory requirements, under Company’s Management Agreement amounted to $207 and $3,559, respectively, and are presented under the caption “Acquisition of/additions to vessels” in the condensed consolidated statements of cash flows. Drydocking and special survey are paid to the Manager at cost. Total vessel operating expenses for the three month periods ended June 30, 2020 and 2019, under the respective agreement amounted to $17,192 and $16,408, respectively, and are presented under the caption “Vessel operating expenses (management fees entirely through related parties transactions)” in the condensed consolidated statements of operations. Total vessel operating expenses for the six month periods ended June 30, 2020 and 2019, under the respective agreement amounted to $34,384 and $32,131, respectively, and are presented under the caption “Vessel operating expenses (management fees entirely through related parties transactions)” in the condensed consolidated statements of operations.

General & administrative expenses: Pursuant to the administrative services agreement, dated June 7, 2017, as amended on August 28, 2019 (the “Administrative Agreement”), the Manager also provides administrative services to Navios Containers, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. The term of this agreement is for an initial period of five years with an automatic extension for five years periods thereafter unless a notice for termination is received by either party. In August 2019, the Company extended the duration of the Administrative Agreement until January 1, 2025, with an automatic renewal for an additional five years, unless earlier terminated by either party. The amendment dated August 28, 2019 also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by the Company in the event the Administrative Agreement is terminated on or before December 31, 2024. Total general and administrative fees charged by the Manager for the three  and six month periods ended June 30, 2020 amounted to $2,019 and $4,038, respectively, and are presented under the caption “General and administrative expenses” in the condensed consolidated statements of operations.  Total general and administrative fees charged by the Manager for the three and six month periods ended June 30, 2019 amounted to $2,008 and $3,941, respectively, and are presented under the caption “General and administrative expenses” in the condensed consolidated statements of operations.

Balance due from/to related parties: Balance due from related parties as of June 30, 2020 amounted to $133 (Balance due to related parties as of December 31, 2019: $16,586), and the long-term receivable amounted to $8,436 (December 31, 2019: $8,195). The balances mainly consisted of administrative fees, drydocking, extraordinary fees and costs related to regulatory requirements including ballast water treatment system, other expenses, as well as vessel operating expenses, in accordance with the Management Agreement.

Omnibus Agreement: On June 7, 2017, the Company entered into an omnibus agreement with Navios Maritime Acquisition Corporation (“Navios Acquisition”), Navios Holdings and Navios Partners pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and their controlled affiliates generally have granted a right of first refusal over any containerships to be sold or acquired in the future (the “Omnibus Agreement”). The Omnibus Agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings and Navios Partners or any of their controlled affiliates to compete with the Company under specified circumstances.

General partner: In August 2019, Navios Holdings announced that it sold certain assets, including its ship management division and the general partnership interests in Navios Containers to N Shipmanagement Acquisition Corp. and related entities, an entity affiliated with the Company’s Chairman and Chief Executive Officer, Angeliki Frangou.